DEBT OBLIGATIONS, NET (Tables)	7 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Outstanding Debt Obligations
The table below summarizes outstanding debt obligations of the Company:

	December 31, 2021
(dollars in thousands)	Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available	Net Carrying Value	Average Interest Rate
2031 Notes	6/10/2031	$700,000	$700,000	$—	$684,154	3.13%
2051 Notes	10/7/2051	350,000	350,000	—	337,013	4.13%
Revolving Credit Facility	12/7/2024	640,000	153,000	487,000	153,000	1.86%

Total		$1,690,000	$1,203,000	$487,000	$1,174,167

	December 31, 2020
	Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available	Net Carrying Value	Average Interest Rate
Prior Revolving Credit Facility #1	2/28/2022	$105,000	$92,895	$10,377	$92,522	4.35%
Prior Revolving Credit Facility #2	8/20/2021	22,000	17,365	4,635	17,303	4.40%
Term Loan	10/25/2029	250,000	250,000	—	246,561	7.86%

Total		$377,000	$360,260	$15,012	$356,386